Cash and Cash Equivalents and Restricted Cash	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents and Restricted Cash [Abstract]
Cash and Cash Equivalents and Restricted Cash
4.	Cash and Cash Equivalents and Restricted Cash:

The following table provides a reconciliation of cash and cash equivalents and restricted cash reported within the consolidated balance sheets that sum to the total of the same such amounts shown in the consolidated statements of cash flows:

	December 31, 2025	December 31, 2024
Cash and cash equivalents	48,244	21,866
Restricted cash	8,109	8,050
Restricted cash, non-current	6,300	5,000
Cash and cash equivalents and restricted cash	62,653	34,916

Restricted cash as of December 31, 2025 includes a $8,000 term deposit as pledged, at the Company’s option, capital for a one-month period as per the October 2024 Alpha Bank Loan Facility (Note 8) and $109 of restricted deposits pledged as collateral for credit cards balances with one of the Company’s financial institutions. Restricted cash, non-current as of December 31, 2025 includes $3,000 of minimum liquidity requirements as per the February 2025 Piraeus Bank Loan Facility (Note 8), $2,800 of minimum liquidity requirements as per the December 2025 Danish Ship Finance Loan Facility (Note 8) and $500 of minimum liquidity requirements as per the June 2022 Alpha Bank Loan Facility (Note 8). Minimum liquidity, not legally restricted, as of December 31, 2025, of $10,000 as per the Company’s credit facilities’ covenants, is included in “Cash and cash equivalents” in the consolidated balance sheet.

Restricted cash as of December 31, 2024 includes $8,000 as pledged, at the Company’s option, capital for a one-month interest period as per the October 2024 Alpha Bank Loan Facility (Note 8) and $50 of restricted deposits pledged as collateral for credit cards balances with one of the Company’s financial institutions. Restricted cash, non-current as of December 31, 2024 includes $2,000 of minimum liquidity requirements as per the June 2022 Piraeus Bank Loan Facility (Note 8), $2,000 of minimum liquidity requirements as per the October 2022 Danish Ship Finance Loan Facility (Note 8), $500 of minimum liquidity requirements as per the August 2021 Alpha Bank Loan Facility (Note 8), $500 of minimum liquidity requirements as per the June 2022 Alpha Bank Loan Facility (Note 8). Minimum liquidity, not legally restricted, as of December 31, 2024, of $9,500 as per the Company’s credit facilities’ covenants, is included in “Cash and cash equivalents” in the consolidated balance sheet.